Unaudited Condensed Consolidation Statements of Changes in (Deficits) Equity	Ordinary shares CNY (¥) shares	Ordinary shares USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Treasury stock CNY (¥)	Treasury stock USD ($)	Statutory reserves CNY (¥)	Statutory reserves USD ($)	Retained Earnings (Accumulated Deficit) CNY (¥)	Retained Earnings (Accumulated Deficit) USD ($)	Accumulated other comprehensive income CNY (¥)	Accumulated other comprehensive income USD ($)	None controlling interests CNY (¥)	None controlling interests USD ($)	CNY (¥)	USD ($)
Balance (in Dollars)	¥ 77,747		¥ 238,567,906				¥ 23,557,710		¥ (291,805,140)		¥ 6,096,465		¥ 6,287,368		¥ (17,217,944)
Balance (in Shares) | shares	121,110,000	121,110,000
Balance at Dec. 31, 2023	¥ 77,747		238,567,906				23,557,710		(291,805,140)		6,096,465		6,287,368		(17,217,944)
Balance (in Shares) at Dec. 31, 2023 | shares	121,110,000	121,110,000
Balance at Jun. 30, 2024	¥ 77,747		278,748,454				23,557,710		(275,779,496)		6,124,383		6,847,706		50,614,240
Balance (in Shares) at Jun. 30, 2024 | shares	121,110,000	121,110,000
Waive of liabilities due by related parties			40,180,548												40,180,548
Net income (loss)									27,063,380				560,338		27,623,718
Foreign currency translation adjustments											27,918				27,918
Balance (in Dollars)	¥ 77,747		278,748,454				23,557,710		(275,779,496)		6,124,383		6,847,706		50,614,240
Balance (in Shares) | shares	121,110,000	121,110,000
Balance (in Dollars)	¥ 112,784		318,979,171		(7,664)		23,557,710		(325,318,655)		6,261,156		6,389,911		29,974,413
Balance (in Shares) | shares	169,110,000	169,110,000
Balance at Dec. 31, 2024	¥ 112,784		318,979,171		(7,664)		23,557,710		(325,318,655)		6,261,156		6,389,911		29,974,413
Balance (in Shares) at Dec. 31, 2024 | shares	169,110,000	169,110,000
Balance at Jun. 30, 2025	¥ 112,784	$ 16,910	318,979,171	$ 44,749,654	(7,664)	$ (1,050)	23,557,710	$ 3,318,034	(333,852,212)	$ (46,882,040)	5,992,030	$ 861,952	6,023,373	$ 840,330	20,805,192	$ 2,904,290
Balance (in Shares) at Jun. 30, 2025 | shares	169,110,000	169,110,000
Net income (loss)									(8,533,557)				(366,538)		(8,900,095)	(1,241,716)
Foreign currency translation adjustments											(269,126)				(269,126)	(37,569)
Balance (in Dollars)	¥ 112,784	$ 16,910	¥ 318,979,171	$ 44,749,654	¥ (7,664)	$ (1,050)	¥ 23,557,710	$ 3,318,034	¥ (333,852,212)	$ (46,882,040)	¥ 5,992,030	$ 861,952	¥ 6,023,373	$ 840,330	¥ 20,805,192	$ 2,904,290
Balance (in Shares) | shares	169,110,000	169,110,000